April 23, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Calvert World Values Fund, Inc. (the “Registrant”) (1933 Act File No. 033-45829) on behalf of Calvert Mid-Cap Fund, Calvert Emerging Markets Equity Fund, Calvert International Equity Fund and Calvert International Opportunities Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated February 1, 2018 as revised April 5, 2018. The purpose of the filing is to submit the 497(e) filing dated April 5, 2018 in XBRL for the Fund.

Please contact me at (617) 672-8509, or fax number (617) 672-1509, if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President